Floor plan financing	12 Months Ended
Aug. 31, 2025
Floor plan financing
Floor plan financing

18. Floor plan financing

The Company finances most of its new and certain of its used boat inventory through standardized floor plan facilities with either various financial institutions and manufacturer-affiliated finance companies or directly with individual manufacturer-affiliated finance companies and other lending institutions. The new and used boat floor plan facilities bear interest at variable rates based on either SOFR or prime rates, depending on the lender arrangement. The weighted average interest rate on floor plan facilities was 9.7% as of August 31, 2025. The new and used boat floor plan facilities are collateralized by boat inventory and other assets. The vehicle floor plan facilities contain a number of covenants, including, among others, covenants restricting the Company with respect to the creation of liens and changes in ownership, officers and key management personnel.

Prior to the Acquisition Date (note 6), NVG had not been compliant with all covenants of its floor plan and mortgage lenders due to the change of ownership when NVG purchased 86% of the shares held by a founding shareholder in 2023 as well as the change of ownership that has occurred with acquisition of 100% of NVG by the Company. In addition, NVG had not been compliant with the covenant requiring threshold Debt Service Coverage Ratios due to the reduced margins throughout 2024 caused by excessive dealer inventory levels, fierce competition and high floor plan interest triggering technical defaults with five of its lenders, namely:

●	Wells Fargo Commercial Finance
●	Bank of Montreal (BMO)
●	Valley National Bank
●	Shore Premier/Centennial Bank
●	Northpoint Commercial Finance

At the Acquisition Date, all of the above lenders, except for Wells Fargo Commercial Finance, had consented to the change of ownership and signed forbearance agreements as the Company regains profitability and updates documentation with all lenders post-acquisition. The floor plan owed to Wells Fargo Commercial Finance in the amount of $1,907,751 was assumed by one of the Company’s suppliers, Beneteau Group.

The table below summarizes the movement in the floor plan financing during the fiscal years ended August 31, 2025 and 2024:

	2025	2024
	$	$
Opening balance	—	—
Proceeds received from floor plan lenders	1,069,341	—
Payments reimbursed to floor plan lenders	(10,531,983)	—
Business acquisition	41,974,306	—
Closing balance	32,511,664	—